Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable	Accounts receivable consisted of the following:
	December 31,	December 31,
	2015	2014
Gaming revenues receivable	$1,460,251	$1,529,052